Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Line of Credit

(7) Line of Credit

During the six months ended June 30, 2013, the Company borrowed $313.0 million and repaid $304.0 million under its line of credit. During the six months ended June 30, 2012, the Company borrowed $311.0 million and repaid $299.5 million under its line of credit.

In May 2013, the Company increased the outstanding letter of credit from $10.0 million to $15.0 million.

At June 30, 2013, the Company had $16.0 million available under its $80.0 million line of credit, reflecting $49.0 million outstanding under the line of credit and $15.0 million reserved under the standby letter of credit. The interest rate at June 30, 2013 and December 31, 2012 was 4.5%.

(6) Line of Credit

On October 8, 2009, the Company entered into a loan and security agreement (the Loan Agreement) with Silicon Valley Bank (SVB), which is also a stockholder of the Company. The Loan Agreement permitted the Company to borrow through October 7, 2010 up to $3.0 million. On October 29, 2010, the Company amended the Loan Agreement to permit the Company to borrow through October 6, 2011 up to $10.0 million. On August 2, 2011, October 27, 2011 and April 30 2012, the Company further amended this Loan Agreement to permit the Company to borrow through April 30, 2014 up to $20.0 million, $40.0 million and $60.0 million, respectively. On September 19, 2012, the Company amended the Loan Agreement to add Chinatrust Bank U.S.A. as a second lender and to permit the Company to borrow through September 2014 up to $80.0 million. The Loan Agreement bears interest at the greater of prime plus 1.25% or 4.50%. The interest rate at December 31, 2011 and 2012 was 4.50%. In 2012, the Company paid a commitment fee of $296,000. The Loan Agreement contains a $1.0 million early termination fee.

As part of the September 2012 amendment, the Company is required to pay monthly interest on the greater of the actual borrowings or $25.0 million. Since the Company’s intent is not to repay below the $25.0 million in the next twelve months, the Company has classified the $25.0 million of its line of credit as a non-current liability.

SVB also issued a standby letter of credit which satisfied the additional collateral requirement to maintain a license to operate in India. The standby letter of credit amount reduces the $80.0 million the Company is permitted to borrow under the Loan Agreement at December 31, 2012. In July 2012, the Company increased the outstanding standby letter of credit from $5.5 million to $10.0 million.

At December 31, 2012, the Company had $30.0 million available under this facility, reflecting $40.0 million outstanding under the line of credit and $10.0 million reserved under the standby letter of credit.